Expense Example - MetLife Russell 2000® Index Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Class G
Expense Example:
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 786